Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023 bbl	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2023 $ / $ bbl	Dec. 31, 2023 bbl	Dec. 31, 2023 bbl $ / $	Dec. 31, 2022 MXN ($) bbl	Dec. 31, 2022 bbl $ / $	Dec. 31, 2022 bbl	Dec. 31, 2022 bbl MMBbls	Dec. 31, 2022 $ / $ bbl	Dec. 31, 2021 MXN ($) bbl	Dec. 31, 2021 bbl $ / $	Dec. 31, 2021 bbl	Dec. 31, 2021 bbl MMBbls	Dec. 31, 2021 bbl $ / $	Dec. 31, 2020 MXN ($) $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Positive tax effect due to lower income in reserves			$ 13,167,592,000
Reduction in reserves	0.305
Millions of barrels of crude oil MMBPCE | MMBbls										474.96					683.83
(Impairment) reversal of impairment , net			(269,468,559,000)				$ (212,541,057,000)					$ (192,230,147,000)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount			47,149,878,000				17,568,491,000					13,361,080,000
Average foreign exchange rate | $ / $				16.9220				19.4143					20.5835
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment, net			(2,353,077,000)				(60,438,070,000)					34,562,831,000
Negative effect from decrease in production			45,517,214,000				258,263,054,000
Average foreign exchange rate																	19.9478
Positive effect due to increase decrease in discount rate			23,731,588,000				52,553,703,000
Positive effect from decrease in production			73,989,335,000				157,896,123,000					143,823,094,000
Positive effect due to lower transportation and distribution costs			$ 64,145,752,000
Pre-tax discount rate					9.93%				9.31%					6.89%			6.23%
Negative tax effect due to higher income							$ 4,943,649,000
Increase in discount rate												624,875,000
Effect of increase decrease in volume of crude oil												34,944,968,000
Higher transportation and distribution costs												67,992,525,000
Positive effect due to increase decrease in exchange rate amount												$ 18,119,284,000
Useful life		25 years
Production forecast | bbl		7,082	7,082	7,082	7,082	7,082	7,078	7,078	7,078	7,078	7,078	7,341	7,341	7,341	7,341	7,341
(Impairment) reversal of impairment , net			$ (260,366,967,000)				$ (258,625,179,000)					$ (386,065,787,000)
Pemex Exploration and Production | Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss																	$ 2,189,440,000
Pemex Exploration and Production | Cantarell CGU, ATG, Ixtal Manik, Antonio J. Bermudez, Chuc
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in production							160,892,540,000
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment, net			(25,568,713,000)				(25,615,351,000)					(32,153,192,000)
Pre-tax discount rate					13.68%				14.16%					9.45%			10.83%
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate				16.9220		16.9220		19.4143			19.4143		20.5835			20.5835	19.9487
Pre-tax discount rate					13.68%				14.16%					9.45%
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate					14.80%				12.73%					12.57%
(Impairment) reversal of impairment , net			$ (612,906,000)				$ 2,121,045,000					$ (3,161,108,000)
Pemex Logistics | Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate					14.80%				12.73%					12.57%
Pemex Logistics | Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate					14.80%				12.73%					12.57%			11.97%